Preferred and Common Stock - Summary of Changes in Number of Issued Shares of Common Stock (Detail) - shares	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Class of Stock [Line Items]
Balance at beginning of period	25,389,644,945	25,386,307,945
Issuance of new shares of common stock due to exercise of stock acquisition rights	2,854,000	3,337,000
Balance at end of period	25,392,498,945	25,389,644,945